Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive income are as follows:

millions of Canadian dollars	Unrealized (loss) gain on translation of self-sustaining foreign operations	Net change in net investment hedges	(Losses) gains on derivatives recognized as cash flow hedges	Net change on available-for-sale investments	Net change in unrecognized pension and post-retirement benefit costs	Total AOCI
Balance, January 1, 2018	$30	$48	$(3)	$3	$(243)	$(165)
Other comprehensive income (loss) before reclassifications	624	(122)	2	-	-	504
Amounts reclassified from accumulated other comprehensive income loss	-	-	(6)	(4)	9	(1)
Net current period other comprehensive income (loss)	624	(122)	(4)	(4)	9	503
Balance, December 31, 2018	$654	$(74)	$(7)	$(1)	$(234)	$338

For the year ended December 31, 2017
Balance, January 1, 2017 (1)	$489	$(49)	$(21)	$(1)	$(283)	$135
Other comprehensive income (loss) before reclassifications	(459)	97	10	5	-	(347)
Amounts reclassified from accumulated other comprehensive income loss (gain) (2)	-	-	8	(1)	40	47
Net current period other comprehensive income (loss)	(459)	97	18	4	40	(300)
Balance, December 31, 2017	$30	$48	$(3)	$3	$(243)	$(165)
(1) The January 1, 2017 balance of AOCI and Regulatory Assets includes a prior period reclassification of $44 million in unrecognized pension and post-retirement benefit costs and $18 million in deferred taxes ($26 million, net of tax) to be consistent with current year presentation.
(2) Certain net changes in unrecognized pension and post-retirement benefit costs for Emera Maine of $4 million were previously presented as a change in AOCI and are now presented as a change in Regulatory Assets for the year ended December 31, 2017 to be consistent with current year presentation.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The reclassifications out of accumulated other comprehensive income (loss) are as follows:

For the		Year ended December 31
millions of Canadian dollars		2018	2017
Affected line item in the Consolidated Financial Statements
Losses (gain) on derivatives recognized as cash flow hedges
Power and gas swaps	Non-regulated fuel for generation and purchased power	$(1)	$(3)
Foreign exchange forwards	Operating revenue - regulated	(5)	10
Total before tax		(6)	7
	Income tax recovery (expense)	-	1
Total net of tax		$(6)	$8
Net change in available-for-sale investments
	Other income (expenses), net	$-	$(1)
	Retained earnings (1)	(4)	-
Total net of tax		$(4)	$(1)
Net change in unrecognized pension and post-retirement benefit costs
Actuarial losses (gains)	Operating, maintenance and general (“OM&G”)	$25	$33
Past service costs (gains)	OM&G	(1)	(8)
Amounts reclassified into obligations	Pension and post-retirement benefits	(17)	11
Total before tax		7	36
	Income tax recovery (expense)	2	4
Total net of tax		$9	$40
Total reclassifications out of AOCI, net of tax, for the period		$(1)	$47
(1) Related to the adoption of ASU 2016-01, Financial Instruments – Recognition and Measurement of Financial Assets and Financial Liabilities. Refer to note 2 for additional detail.